AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2026
	Shares	Value
Common Stocks - 96.7%
Consumer Discretionary - 15.1%
Amadeus IT Group, S.A. (Spain)	47,982	$2,807,006
Amazon.com, Inc. (United States)*	19,543	4,657,879
Compass Group PLC (United Kingdom)	84,583	2,732,821
Hyatt Hotels Corp., Class A (United States)[1]	13,690	2,653,670

Total Consumer Discretionary		12,851,376
Consumer Staples - 6.4%
Diageo PLC (United Kingdom)	125,786	2,533,342
The Magnum Ice Cream Co., N.V. (Netherlands)*	14,895	259,302
Unilever PLC (United Kingdom)	44,975	2,708,860

Total Consumer Staples		5,501,504
Financials - 18.4%
Aon PLC, Class A (Ireland)	11,427	3,790,222
Intercontinental Exchange, Inc. (United States)	15,042	1,851,821
London Stock Exchange Group PLC (United Kingdom)	32,900	3,557,002
Mastercard, Inc., Class A (United States)	7,779	3,995,294
S&P Global, Inc. (United States)	6,162	2,509,536

Total Financials		15,703,875
Health Care - 18.6%
Becton Dickinson & Co. (United States)[1]	14,558	2,203,062
Elevance Health, Inc. (United States)	4,410	1,705,479
Stryker Corp. (United States)	5,614	1,767,512
Thermo Fisher Scientific, Inc. (United States)	7,459	3,739,644
UnitedHealth Group, Inc. (United States)	8,990	3,736,514
Waters Corp. (United States)*	7,279	2,729,916

Total Health Care		15,882,127
Industrials - 23.4%
Airbus SE (France)	19,204	4,272,733
	Shares	Value

Canadian Pacific Kansas City, Ltd. (Canada)	49,820	$4,316,903
Safran, S.A. (France)	12,284	4,840,892
TransDigm Group, Inc. (United States)	1,514	2,016,709
Vinci, S.A. (France)	30,902	4,513,179

Total Industrials		19,960,416
Information Technology - 12.1%
ASML Holding, N.V. (Netherlands)	1,410	2,792,048
Dassault Systemes SE (France)	82,795	1,688,792
Microsoft Corp. (United States)	9,712	3,622,770
SAP SE (Germany)	14,396	2,219,118

Total Information Technology		10,322,728
Materials - 2.7%
Vulcan Materials Co. (United States)	7,827	2,309,043

Total Common Stocks (Cost $73,477,232)		82,531,069
Short-Term Investments - 1.0%
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%[2]	323,753	323,753
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[2]	485,630	485,630

Total Short-Term Investments (Cost $809,383)		809,383
Total Investments - 97.7% (Cost $74,286,615)		83,340,452
Derivatives - 0.0%#,3		1,839
Other Assets, less Liabilities - 2.3%		2,002,750
Net Assets - 100.0%		$85,345,041

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $4,808,081 or 5.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the June 30, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[3]	Includes Futures Contracts. Please refer to the Open Futures Contracts table for the details.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
EURO STOXX 50	EUR	195	Short	09/18/26	$(14,161,613)	$(85,451)
S&P 500 E-Mini Index	USD	46	Short	09/18/26	(17,360,975)	87,290
					Total	$1,839

CURRENCY ABBREVIATIONS:
EUR	Euro Dollar
USD	U.S. Dollar
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$6,333,612	$13,626,804	—	$19,960,416
Health Care	15,882,127	—	—	15,882,127
Financials	12,146,873	3,557,002	—	15,703,875
Consumer Discretionary	7,311,549	5,539,827	—	12,851,376
Information Technology	3,622,770	6,699,958	—	10,322,728
Consumer Staples	259,302	5,242,202	—	5,501,504
Materials	2,309,043	—	—	2,309,043
Short-Term Investments
Other Investment Companies	809,383	—	—	809,383
Total Investments in Securities	$48,674,659	$34,665,793	—	$83,340,452
Financial Derivative Instruments - Assets
Equity Futures Contracts	$87,290	—	—	$87,290
Financial Derivative Instruments - Liabilities
Equity Futures Contracts	(85,451)	—	—	(85,451)
Total Financial Derivative Instruments	$1,839	—	—	$1,839

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended June 30, 2026, there were no transfers in or out of Level 3.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at June 30, 2026, was as follows:
Country	% of Long-Term Investments
Canada	5.2
France	18.5
Germany	2.7
Ireland	4.6
Netherlands	3.7
Spain	3.4
United Kingdom	14.0
United States	47.9
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,808,081	—	$5,023,746	$5,023,746
The following table summarizes the securities received as collateral for securities lending at June 30, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	07/31/26-08/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.